IVY FUNDS, INC.

Supplement dated September 21, 2005
to
the Statement of Additional Information dated July 30, 2005
and supplemented September 13, 2005

IVY FUNDS

Supplement dated September 21, 2005
to
the Statement of Additional Information dated July 30, 2005

In the section entitled Portfolio Managers, the following legend applies to the information provided regarding Ownership of Securities by the portfolio managers:

Dollar Range of Shares:

A - $0
B - $1 to $10,000
C - $10,001 to $50,000
D - $50,001 to $100,000
E - over $100,000